Share-based compensation Options granted (Details) - Second Share Option Plan - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 03, 2023	Dec. 11, 2020
Expiry date	Oct. 02, 2029	Sep. 09, 2028
Share price at grant date	$ 18.43	$ 14.30
Exercise price	$ 16.00	$ 16.00
Expected price volatility	59.15%	53.96%
Risk-free interest rate	11.34%	8.22%